RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended						0 Months Ended	12 Months Ended				12 Months Ended				0 Months Ended	12 Months Ended
	Dec. 31, 2012 Pilatus Hunter	Dec. 31, 2011 Pilatus Hunter	Dec. 31, 2010 Pilatus Hunter	Dec. 31, 2012 Pilatus Hunter Rental expenses	Dec. 31, 2011 Pilatus Hunter Rental expenses	Dec. 31, 2010 Pilatus Hunter Rental expenses	Feb. 17, 2012 Green Hunter Energy, Inc.	Dec. 31, 2012 Green Hunter Energy, Inc.	Dec. 13, 2012 Green Hunter Energy, Inc.	Dec. 31, 2012 Green Hunter Energy, Inc. Eagle Ford Hunter, Triad Hunter LLC	Dec. 31, 2011 Green Hunter Energy, Inc. Eagle Ford Hunter, Triad Hunter LLC	Dec. 31, 2012 Green Hunter Energy, Inc. Rental expenses Eagle Ford Hunter, Triad Hunter LLC	Dec. 31, 2011 Green Hunter Energy, Inc. Rental expenses Eagle Ford Hunter, Triad Hunter LLC	Dec. 31, 2011 Green Hunter Energy, Inc. Professional services	Dec. 31, 2010 Green Hunter Energy, Inc. Professional services	Oct. 13, 2011 Green Hunter Energy, Inc. Office building purchase	Dec. 31, 2012 Green Hunter Energy, Inc. Water disposal charges Eagle Ford Hunter, Triad Hunter LLC	Dec. 31, 2011 Green Hunter Energy, Inc. Water disposal charges Eagle Ford Hunter, Triad Hunter LLC	Dec. 31, 2010 Green Hunter Energy, Inc. Water disposal charges Eagle Ford Hunter, Triad Hunter LLC	Dec. 31, 2012 Executive Officer Rental expenses	Dec. 31, 2011 Executive Officer Rental expenses
Related Party Transaction
Percentage of ownership in related party by member of management	100.00%	100.00%	100.00%
Related party expenses				$ 174,000	$ 463,000	$ 450,000						$ 1,000,000	$ 1,300,000	$ 162,000	$ 212,000		$ 2,400,000	$ 0	$ 0	$ 22,500	$ 36,000
Purchase of office building																1,700,000
Notes payable in connection with related party transaction																1,400,000
Related party monthly rent expense																				4,500
Accounts Payable										0	70,000
Embedded Derivative, Fair Value of Embedded Derivative Asset									264,000
Revenue from Related Parties								191,278
Equity Method Investment, Summarized Financial Information, Net Income (Loss)								$ (1,300,000)
Related Party Transaction Rental Agreement Term							5 years